Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings / (Accumulated Deficit) [Member]
BALANCE at Dec. 31, 2013	$ 54,320		$ 54,157	$ 163
Net (loss) income	(19,243)			(19,243)
Stockholder’s contributions	18,824		18,824
BALANCE at Dec. 31, 2014	53,901		72,981	(19,080)
Issuance of common stock	10	$ 18	(8)
Issuance of common stock, shares		18,244,671
Net (loss) income	3,505			3,505
Expenses for Merger	(1,745)		(1,745)
Stock compensation	143		143
Paid-in capital re-imbursement / distribution	(1,248)		(1,248)
BALANCE at Dec. 31, 2015	54,566	$ 18	70,123	(15,575)
BALANCE, shares at Dec. 31, 2015		18,244,671
BALANCE at Dec. 31, 2015	54,566	$ 18	70,123	(15,575)
BALANCE, shares at Dec. 31, 2015		18,244,671
Issuance of common stock, shares		33,222
Net (loss) income	(5,813)			(5,813)
BALANCE at Dec. 31, 2016	$ 48,753	$ 18	$ 70,123	$ (21,388)
BALANCE, shares at Dec. 31, 2016		18,277,893